Summary of Changes in Fair Value of Warrants (Detail) (Warrants [Member], USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Warrants [Member]
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Beginning Balance	$ 2,140,532	$ 981,747	$ 923,325
Warrant liability incurred	135,222	2,322,042	512,811
Change in fair value included in expense	200,994	(782,112)	(454,389)
Warrant liability reclassified to additional paid-in capital	(2,475,620)	(381,145)
Ending Balance	$ 1,128	$ 2,140,532	$ 981,747